8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS (Details) - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Details
Authorized Share Capital	100,000,000
Number of stock options granted	1,568,000	700,000
Stock options Exercise Price	$ 1.89	$ 3
Stock options expired unexercised	700,000	1,460,000
Stock options expired unexercised, price per share	$ 3	$ 2.86
Stock options exercised	0	0